Reinsurance Contracts - Summary of Reinsurance Contract Assets and Insurance Contract Liabilities (Details) - Reinsurance contracts held [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of Reinsurance Contract Assets and Insurance Contract Liabilities Explanatory [Line Items]
Reinsurance contracts assets	₩ 620,207	₩ 0
Reinsurance contracts liabilities	184,792	0
Net reinsurance contracts asset (liabilities)	435,415	₩ 0
Life [Member]
Summary of Reinsurance Contract Assets and Insurance Contract Liabilities Explanatory [Line Items]
Reinsurance contracts assets	381,667
Reinsurance contracts liabilities	52,842
Net reinsurance contracts asset (liabilities)	328,825
Health [member]
Summary of Reinsurance Contract Assets and Insurance Contract Liabilities Explanatory [Line Items]
Reinsurance contracts assets	231,261
Reinsurance contracts liabilities	131,344
Net reinsurance contracts asset (liabilities)	99,917
Annuity/ Savings and others [member]
Summary of Reinsurance Contract Assets and Insurance Contract Liabilities Explanatory [Line Items]
Reinsurance contracts assets	7,279
Reinsurance contracts liabilities	606
Net reinsurance contracts asset (liabilities)	₩ 6,673